SHARE-BASED PAYMENTS - ESOP Activity (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	6,155,525	5,541,625
Granted (in shares) | shares	1,733,100	2,044,900
Exercised (in shares) | shares	(1,231,600)	(1,246,575)
Forfeited (in shares) | shares	(82,525)	(184,425)
Expired (in shares) | shares	(70,375)	0
Options outstanding, end of year (in shares) | shares	6,504,125	6,155,525
Exercisable (in shares) | shares	2,082,325	1,744,125
Options outstanding, beginning of year | $	$ 17.31	$ 14.51
Granted | $	27.15	22.15
Exercised | $	14.78	12.58
Forfeited | $	17.41	18.52
Expired | $	18.20	0.00
Options outstanding, end of year | $	20.41	17.31
Exercisable | $	$ 16.36	$ 14.12